Note 14 - Segments - Long-lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long-lived assets	$ 81,941	$ 82,518
UNITED STATES
Long-lived assets	50,836	40,840
CHINA
Long-lived assets	13,701	23,942
SLOVAKIA
Long-lived assets	6,666	6,553
ISRAEL
Long-lived assets	3,687	4,125
UNITED KINGDOM
Long-lived assets	3,314	3,001
All Other Foreign Countries [Member]
Long-lived assets	$ 3,737	$ 4,057